Schedule of Warrants to Purchase Common Stock Outstanding (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shares Underlying Warrants Outstanding, Range of Exercise Prices	$ 0.13
Shares Underlying Warrants Outstanding | shares	10,742,000
Shares Underlying Warrants Outstanding, Weighted Average Remaining Contractual Life	8 years 7 months 17 days
Shares Underlying Warrants Outstanding, Weighted Average Exercise Price	$ 0.16
Shares Underlying Warrants Exercisable | shares	7,467,612
Shares Underlying Warrants Exercisable, Weighted Average Exercise Price	$ 0.17
Warrant [Member]
Shares Underlying Warrants Outstanding | shares	11,011,650
Shares Underlying Warrants Outstanding, Weighted Average Remaining Contractual Life	3 years 3 months 21 days
Shares Underlying Warrants Exercisable | shares	11,011,650
Warrant [Member] | Minimum [Member]
Shares Underlying Warrants Outstanding, Range of Exercise Prices	$ 0.25
Shares Underlying Warrants Outstanding, Weighted Average Exercise Price	0.25
Shares Underlying Warrants Exercisable, Weighted Average Exercise Price	0.25
Warrant [Member] | Maximum [Member]
Shares Underlying Warrants Outstanding, Range of Exercise Prices	0.50
Shares Underlying Warrants Outstanding, Weighted Average Exercise Price	0.50
Shares Underlying Warrants Exercisable, Weighted Average Exercise Price	$ 0.50